SUPPLEMENT TO THE
FIDELITY(registered trademark) SELECT PORTFOLIOS(registered trademark) APRIL 29, 1999
STATEMENT OF ADDITIONAL INFORMATION

REGIONAL BANKS PORTFOLIO HAS BEEN RENAMED BANKING PORTFOLIO. ALL
REFERENCES TO REGIONAL BANKS PORTFOLIO THROUGHOUT THIS SAI SHOULD BE REPLACED WITH BANKING PORTFOLIO.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOR EACH STOCK FUND (EXCEPT BUSINESS SERVICES AND OUTSOURCING PORTFOLIO, CYCLICAL INDUSTRIES PORTFOLIO, MEDICAL EQUIPMENT AND SYSTEMS PORTFOLIO, AND NATURAL RESOURCES PORTFOLIO) FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental limitation (2)).

(vii) The fund does not currently intend to lend assets other than securities to other parties, except (a) by lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOR EACH OF BUSINESS SERVICES AND OUTSOURCING PORTFOLIO, CYCLICAL INDUSTRIES
PORTFOLIO, MEDICAL EQUIPMENT AND SYSTEMS PORTFOLIO, AND NATURAL
RESOURCES PORTFOLIO FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 3.

(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental limitation (2)).

(vii) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOR MONEY
MARKET PORTFOLIO FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 5.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party.

(vii) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

SOURCES OF CREDIT OR LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. FMR may rely on its evaluation of the credit of the liquidity or credit enhancement provider in determining whether to purchase a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

   THE FOLLOWING INFORMATION HAS BEEN REMOVED FROM THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 51.

   E. BRADLEY JONES (71), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.

LEONARD M. RUSH (53), Assistant Treasurer (1994), is an employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).

   THE FOLLOWING INFORMATION SUPPLEMENTS THE SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 51.

NED C. LAUTENBACH (55),    Trustee (2000),     has been a partner of
Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Mr. Lautenbach was Senior Vice President of IBM Corporation from 1992 until his retirement in July 1998. From 1993 to 1995 he was Chairman of IBM World Trade Corporation. He also was a member of IBM's Corporate Executive Committee from 1994 to July 1998. He is a Director of PPG Industries Inc. (glass, coating and chemical manufacturer), Dynatech Corporation (global communications equipment), Eaton Corporation (global manufacturer of highly engineered products) and ChoicePoint Inc. (data identification, retrieval, storage, and analysis).

   MARIA F. DWYER (41), Deputy Treasurer (2000), is Deputy Treasurer of the Fidelity funds and is a Vice President (1999) and an employee
(1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

THE FOLLOWING INFORMATION REPLACES THE COMPENSATION TABLE FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 53.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended February 28, 1999, or calendar year ended December 31, 1998, as applicable.

Compensation Table


AGGREGATE COMPENSATION FROM A    Edward C.  Johnson 3d**  Abigail P.  Johnson**  J. Gary Burkhead **  Ralph F. Cox
FUNDA

Air TransportationB              $ 0                      $ 0                     $ 0                 $ 36

AutomotiveB                      $ 0                      $ 0                     $ 0                 $ 20

BiotechnologyB                   $ 0                      $ 0                     $ 0                 $ 194

Brokerage and Investment         $ 0                      $ 0                     $ 0                 $ 252
ManagementB

Business Services and            $ 0                      $ 0                     $ 0                 $ 17
OutsourcingB

ChemicalsB                       $ 0                      $ 0                     $ 0                 $ 17

ComputersB                       $ 0                      $ 0                     $ 0                 $ 316

Construction and HousingB        $ 0                      $ 0                     $ 0                 $ 28

Consumer IndustriesB             $ 0                      $ 0                     $ 0                 $ 26

Cyclical IndustriesB             $ 0                      $ 0                     $ 0                 $ 1

Defense and AerospaceB           $ 0                      $ 0                     $ 0                 $ 20

Developing CommunicationsB       $ 0                      $ 0                     $ 0                 $ 96

ElectronicsB                     $ 0                      $ 0                     $ 0                 $ 761

EnergyB                          $ 0                      $ 0                     $ 0                 $ 49

Energy ServiceB                  $ 0                      $ 0                     $ 0                 $ 241

Environmental ServicesB          $ 0                      $ 0                     $ 0                 $ 7

Financial ServicesB              $ 0                      $ 0                     $ 0                 $ 216

Food and AgricultureB            $ 0                      $ 0                     $ 0                 $ 80

GoldB                            $ 0                      $ 0                     $ 0                 $ 73

Health CareB,C,D                 $ 0                      $ 0                     $ 0                 $ 843

Home FinanceB                    $ 0                      $ 0                     $ 0                 $ 487

Industrial EquipmentB            $ 0                      $ 0                     $ 0                 $ 15

Industrial MaterialsB            $ 0                      $ 0                     $ 0                 $ 6

InsuranceB                       $ 0                      $ 0                     $ 0                 $ 39

LeisureB                         $ 0                      $ 0                     $ 0                 $ 98

Medical DeliveryB                $ 0                      $ 0                     $ 0                 $ 55

Medical Equipment and SystemsB+  $ 0                      $ 0                     $ 0                 $ 5

MultimediaB                      $ 0                      $ 0                     $ 0                 $ 44

Natural GasB                     $ 0                      $ 0                     $ 0                 $ 18

Natural ResourcesB               $ 0                      $ 0                     $ 0                 $ 2

Paper and Forest ProductsB       $ 0                      $ 0                     $ 0                 $ 6

Precious Metals and MineralsB    $ 0                      $ 0                     $ 0                 $ 53

Regional BanksB                  $ 0                      $ 0                     $ 0                 $ 439

RetailingB                       $ 0                      $ 0                     $ 0                 $ 91

Software and Computer ServicesB  $ 0                      $ 0                     $ 0                 $ 191

TechnologyB                      $ 0                      $ 0                     $ 0                 $ 240

TelecommunicationsB              $ 0                      $ 0                     $ 0                 $ 263

TransportationB                  $ 0                      $ 0                     $ 0                 $ 10

Utilities GrowthB                $ 0                      $ 0                     $ 0                 $ 138

Money MarketB                    $ 0                      $ 0                     $ 0                 $ 326

TOTAL COMPENSATION FROM THE      $ 0                      $ 0                    $ 0                  $ 223,500
FUND COMPLEX*,A




AGGREGATE COMPENSATION
FROM A                    Phyllis Burke Davis  Robert M. Gates  E. Bradley Jones****  Donald J. Kirk  Ned C. Lautenbach***
FUNDA

Air TransportationB        $ 36                 $ 36             $ 36                  $ 36           $ 0

AutomotiveB                $ 19                 $ 20             $ 19                  $ 20           $ 0

BiotechnologyB             $ 191                $ 193            $ 192                 $ 194          $ 0

Brokerage and Investment   $ 248                $ 253            $ 251                 $ 255          $ 0
ManagementB

Business Services and      $ 17                 $ 17             $ 17                  $ 18           $ 0
OutsourcingB

ChemicalsB                 $ 17                 $ 17             $ 17                  $ 17           $ 0

ComputersB                 $ 311                $ 315            $ 313                 $ 315          $ 0

Construction and HousingB  $ 27                 $ 28             $ 27                  $ 28           $ 0

Consumer IndustriesB       $ 26                 $ 26             $ 26                  $ 27           $ 0

Cyclical IndustriesB       $ 1                  $ 1              $ 1                   $ 1            $ 0

Defense and AerospaceB     $ 20                 $ 20             $ 20                  $ 20           $ 0

Developing CommunicationsB $ 94                 $ 96             $ 95                  $ 96           $ 0

ElectronicsB               $ 751                $ 761            $ 756                 $ 763          $ 0

EnergyB                    $ 49                 $ 49             $ 49                  $ 50           $ 0

Energy ServiceB            $ 238                $ 242            $ 240                 $ 243          $ 0

Environmental ServicesB    $ 7                  $ 7              $ 7                   $ 7            $ 0

Financial ServicesB        $ 213                $ 216            $ 214                 $ 218          $ 0

Food and AgricultureB      $ 79                 $ 80             $ 79                  $ 80           $ 0

GoldB                      $ 72                 $ 72             $ 72                  $ 73           $ 0

Health CareB,C,D           $ 832                $ 842            $ 837                 $ 848          $ 0

Home FinanceB              $ 481                $ 488            $ 485                 $ 493          $ 0

Industrial EquipmentB      $ 15                 $ 15             $ 15                  $ 15           $ 0

Industrial MaterialsB      $ 6                  $ 6              $ 6                   $ 6            $ 0

InsuranceB                 $ 38                 $ 39             $ 39                  $ 39           $ 0

LeisureB                   $ 96                 $ 98             $ 97                  $ 99           $ 0

Medical DeliveryB          $ 54                 $ 55             $ 55                  $ 56           $ 0

Medical Equipment and
SystemsB+                  $ 5                  $ 5              $ 5                   $ 5            $ 0

MultimediaB                $ 43                 $ 44             $ 43                  $ 44           $ 0

Natural GasB               $ 18                 $ 18             $ 18                  $ 19           $ 0

Natural ResourcesB         $ 2                  $ 2              $ 2                   $ 2            $ 0

Paper and Forest ProductsB $ 6                  $ 6              $ 6                   $ 6            $ 0

Precious Metals and
MineralsB                  $ 52                 $ 53             $ 53                  $ 53           $ 0

Regional BanksB            $ 433                $ 440            $ 437                 $ 443          $ 0

RetailingB                 $ 90                 $ 91             $ 91                  $ 92           $ 0

Software and Computer
ServicesB                  $ 188                $ 191            $ 189                 $ 192          $ 0

TechnologyB                $ 237                $ 240            $ 239                 $ 240          $ 0

TelecommunicationsB        $ 259                $ 263            $ 261                 $ 265          $ 0

TransportationB            $ 10                 $ 10             $ 10                  $ 10           $ 0

Utilities GrowthB          $ 136                $ 138            $ 137                 $ 138          $ 0

Money MarketB              $ 322                $ 326            $ 323                 $ 330          $ 0

TOTAL COMPENSATION FROM
THE                       $ 220,500            $ 223,500        $222,000              $ 226,500       $ 0
FUND COMPLEX*,A



AGGREGATE COMPENSATION
FROM A                        Peter S. Lynch**  William O. McCoy   Gerald C. McDonough  Marvin L. Mann  Robert C. Pozen **
FUNDA

Air TransportationB            $ 0               $ 36              $ 44                  $ 36            $ 0

AutomotiveB                    $ 0               $ 20              $ 24                  $ 20            $ 0

BiotechnologyB                 $ 0               $ 193             $ 237                 $ 193           $ 0

Brokerage and Investment       $ 0               $ 253             $ 309                 $ 253           $ 0
ManagementB

Business Services and          $ 0               $ 17              $ 21                  $ 17            $ 0
OutsourcingB

ChemicalsB                     $ 0               $ 17              $ 21                  $ 17            $ 0

ComputersB                     $ 0               $ 315             $ 385                 $ 315           $ 0

Construction and HousingB      $ 0               $ 28              $ 34                  $ 28            $ 0

Consumer IndustriesB           $ 0               $ 26              $ 32                  $ 26            $ 0

Cyclical IndustriesB           $ 0               $ 1               $ 2                   $ 1             $ 0

Defense and AerospaceB         $ 0               $ 20              $ 25                  $ 20            $ 0

Developing CommunicationsB     $ 0               $ 96              $ 117                 $ 96            $ 0

ElectronicsB                   $ 0               $ 761             $ 931                 $ 761           $ 0

EnergyB                        $ 0               $ 49              $ 60                  $ 49            $ 0

Energy ServiceB                $ 0               $ 242             $ 296                 $ 242           $ 0

Environmental ServicesB        $ 0               $ 7               $ 9                   $ 7             $ 0

Financial ServicesB            $ 0               $ 216             $ 264                 $ 216           $ 0

Food and AgricultureB          $ 0               $ 80              $ 98                  $ 80            $ 0

GoldB                          $ 0               $ 72              $ 89                  $ 72            $ 0

Health CareB,C,D               $ 0               $ 842             $ 1,031               $ 842           $ 0

Home FinanceB                  $ 0               $ 488             $ 598                 $ 488           $ 0

Industrial EquipmentB          $ 0               $ 15              $ 18                  $ 15            $ 0

Industrial MaterialsB          $ 0               $ 6               $ 7                   $ 6             $ 0

InsuranceB                     $ 0               $ 39              $ 48                  $ 39            $ 0

LeisureB                       $ 0               $ 98              $ 120                 $ 98            $ 0

Medical DeliveryB              $ 0               $ 55              $ 67                  $ 55            $ 0

Medical Equipment and
SystemsB+                      $ 0               $ 5               $ 6                   $ 5             $ 0

MultimediaB                    $ 0               $ 44              $ 54                  $ 44            $ 0

Natural GasB                   $ 0               $ 18              $ 23                  $ 18            $ 0

Natural ResourcesB             $ 0               $ 2               $ 3                   $ 2             $ 0

Paper and Forest ProductsB     $ 0               $ 6               $ 8                   $ 6             $ 0

Precious Metals and MineralsB  $ 0               $ 53              $ 65                  $ 53            $ 0

Regional BanksB                $ 0               $ 440             $ 539                 $ 440           $ 0

RetailingB                     $ 0               $ 91              $ 112                 $ 91            $ 0

Software and Computer ServicesB $ 0              $ 191             $ 233                 $ 191           $ 0

TechnologyB                    $ 0               $ 240             $ 294                 $ 240           $ 0

TelecommunicationsB            $ 0               $ 263             $ 322                 $ 263           $ 0

TransportationB                $ 0               $ 10              $ 12                  $ 10            $ 0

Utilities GrowthB              $ 0               $ 138             $ 169                 $ 138           $ 0

Money MarketB                  $ 0               $ 326             $ 396                 $ 326           $ 0

TOTAL COMPENSATION FROM THE    $ 0              $ 223,500          $ 273,500             $ 220,500      $ 0
FUND COMPLEX*,A



AGGREGATE COMPENSATION FROM A    Thomas R. Williams
FUNDA

Air TransportationB               $ 36

AutomotiveB                       $ 20

BiotechnologyB                    $ 193

Brokerage and Investment          $ 253
ManagementB

Business Services and             $ 17
OutsourcingB

ChemicalsB                        $ 17

ComputersB                        $ 315

Construction and HousingB         $ 28

Consumer IndustriesB              $ 26

Cyclical IndustriesB              $ 1

Defense and AerospaceB            $ 20

Developing CommunicationsB        $ 96

ElectronicsB                      $ 761

EnergyB                           $ 49

Energy ServiceB                   $ 242

Environmental ServicesB           $ 7

Financial ServicesB               $ 216

Food and AgricultureB             $ 80

GoldB                             $ 72

Health CareB,C,D                  $ 842

Home FinanceB                     $ 488

Industrial EquipmentB             $ 15

Industrial MaterialsB             $ 6

InsuranceB                        $ 39

LeisureB                          $ 98

Medical DeliveryB                 $ 55

Medical Equipment and SystemsB+   $ 5

MultimediaB                       $ 44

Natural GasB                      $ 18

Natural ResourcesB                $ 2

Paper and Forest ProductsB        $ 6

Precious Metals and MineralsB     $ 53

Regional BanksB                   $ 440

RetailingB                        $ 91

Software and Computer ServicesB   $ 191

TechnologyB                       $ 240

TelecommunicationsB               $ 263

TransportationB                   $ 10

Utilities GrowthB                 $ 138

Money MarketB                     $ 326

TOTAL COMPENSATION FROM THE      $ 223,500
FUND COMPLEX*,A


* Information is for the calendar year ended December 31, 1998 for 237 funds in the complex.

** Interested Trustees of the funds, Ms. Johnson and Mr. Burkhead are compensated by FMR.

   *** During the period from October 14, 1999 through December 31, 1999, Mr. Lautenbach served as a Member of the Advisory Board.
Effective January 1, 2000, Mr. Lautenbach serves as a Member of the Board of Trustees.

   **** Mr. Jones served on the Board of Trustees through December 31,
1999.

+ Estimated

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1998, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $55,039; Marvin L. Mann, $55,039; Thomas R. Williams, $63,433; and William O. McCoy, $55,039.

B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $379; Phyllis Burke Davis, $379; Robert M. Gates, $379; E. Bradley Jones, $379; Donald J. Kirk, $379; William O. McCoy, $379; Gerald C. McDonough, $443; Marvin L. Mann, $379; and Thomas R. Williams, $379.

D Certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows:
Ralph F. Cox, $321, Health Care; William O. McCoy, $321, Health Care; Marvin L. Mann, $263, Health Care; and Thomas R. Williams, $321, Health Care.

   THE FOLLOWING INFORMATION SUPPLEMENTS SIMILAR INFORMATION FOUND IN THE "CONTROL OF INVESTMENT ADVISERS" SECTION BEGINNING ON PAGE 55.

   Fidelity International Limited (FIL), a Bermuda company formed in 1968, is the ultimate parent company of Fidelity Investments Japan Ltd. (FIJ). Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. FIL provides investment advisory services to non-U.S. investment companies and institutional investors investing in securities throughout the world.

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 62.

       SUB-ADVISERS. On behalf of the stock funds, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States and FMR may grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds.

   THE FOLLOWING INFORMATION SUPPLEMENTS SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 62.

   On behalf of the stock funds, FMR Far East has entered into a sub-advisory agreement with FIJ pursuant to which FMR Far East may receive from FIJ investment research and advice relating to Japanese issuers (and such other Asian issuers as FMR Far East may designate).

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 62.

   For providing non-discretionary investment advice and research services, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services. For providing non-discretionary investment advice and research services, FMR Far East pays FIJ a fee equal to 100% of FIJ's costs incurred in connection with providing investment advice and research services for a fund to FMR Far East.

THE FOLLOWING INFORMATION REPLACES THE "GROUP FEE RATE" AND "EFFECTIVE ANNUAL FEE RATE" SCHEDULES FOR THE MONEY MARKET FUND FOUND ON PAGE 57.

GROUP FEE RATE SCHEDULE                EFFECTIVE ANNUAL FEE RATES

Average Group Assets  Annualized Rate  Group Net Assets  Effective Annual Fee Rate

 0 - $3 billion       .3700%            $   1 billion    .3700%

 3 - 6                .3400              50              .2188

 6 - 9                .3100              100             .1869

 9 - 12               .2800              150             .1736

 12 - 15              .2500              200             .1652

 15 - 18              .2200               250            .1587

 18 - 21              .2000              300             .1536

 21 - 24              .1900              350             .1494

 24 - 30              .1800              400             .1459

 30 - 36              .1750              450             .1427

 36 - 42              .1700              500             .1399

 42 - 48              .1650              550             .1372

 48 - 66              .1600              600             .1349

 66 - 84              .1550              650             .1328

 84 - 120             .1500              700             .1309

 120 - 156            .1450              750             .1291

 156 - 192            .1400              800             .1275

 192 - 228            .1350              850             .1260

 228 - 264            .1300              900             .1246

 264 - 300            .1275              950             .1233

 300 - 336            .1250             1,000            .1220

 336 - 372            .1225             1,050            .1209

 372 - 408            .1200             1,100            .1197

 408 - 444            .1175             1,150            .1187

 444 - 480            .1150             1,200            .1177

 480 - 516            .1125             1,250            .1167

 516 - 587            .1100             1,300            .1158

 587 - 646            .1080             1,350            .1149

 646 - 711            .1060             1,400            .1141

 711 - 782            .1040

 782 - 860            .1020

 860 - 946            .1000

 946 - 1,041          .0980

 1,041 - 1,145        .0960

 1,145 - 1,260        .0940

 over - 1,260         .0920


THE FOLLOWING INFORMATION REPLACES THE "GROUP FEE RATE" AND "EFFECTIVE ANNUAL FEE RATE" SCHEDULES FOR THE STOCK FUNDS FOUND ON PAGE 58.

GROUP FEE RATE SCHEDULE                 EFFECTIVE ANNUAL FEE RATES

Average Group Assets  Annualized  Rate  Group Net Assets  Effective Annual Fee Rate

 0 - $3 billion       .5200%             $    1 billion   .5200%

 3 - 6                .4900               50              .3823

 6 - 9                .4600               100             .3512

 9 - 12               .4300               150             .3371

 12 - 15              .4000               200             .3284

 15 - 18              .3850                250            .3219

 18 - 21              .3700               300             .3163

 21 - 24              .3600               350             .3113

 24 - 30              .3500               400             .3067

 30 - 36              .3450               450             .3024

 36 - 42              .3400               500             .2982

 42 - 48              .3350               550             .2942

 48 - 66              .3250               600             .2904

 66 - 84              .3200               650             .2870

 84 - 102             .3150               700             .2838

 102 - 138            .3100               750             .2809

 138 - 174            .3050               800             .2782

 174 - 210            .3000               850             .2756

 210 - 246            .2950               900             .2732

 246 - 282            .2900               950             .2710

 282 - 318            .2850              1,000            .2689

 318 - 354            .2800              1,050            .2669

 354 - 390            .2750              1,100            .2649

 390 - 426            .2700              1,150            .2631

 426 - 462            .2650              1,200            .2614

 462 - 498            .2600              1,250            .2597

 498 - 534            .2550              1,300            .2581

 534 - 587            .2500              1,350            .2566

 587 - 646            .2463              1,400            .2551

 646 - 711            .2426

 711 - 782            .2389

 782 - 860            .2352

 860 - 946            .2315

 946 - 1,041          .2278

 1,041 - 1,145        .2241

 1,145 - 1,260        .2204

 over - 1,260         .2167
